Member's Deficit - Pathfinder - Annual (Details) - Pathfinder - shares	Oct. 19, 2025	Dec. 31, 2025
Equity [Line Items]
Membership units outstanding (in shares)		30,000,010
Parent | Action By Written Consent
Equity [Line Items]
Membership units issued (in shares)	10
Parent | Contribution Agreement
Equity [Line Items]
Membership units issued (in shares)	30,000,000